Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Security	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investments Debt And Equity Securities [Abstract]
Carrying value of pledged securities	$ 91,000,000.0	$ 80,300,000
Restricted stock investment in FHLB stock	4,100,000	4,100,000
Federal Reserve Bank stock	471,000	471,000
Proceeds from sale of available-for-sale securities	0	0
Unrealized gains (losses) on equity securities	$ (4,000)	$ 9,000	$ (6,000)
Number of securities in an unrealized loss position, Total | Security	26
Number of securities in continuous unrealized loss position, 12 or more months | Security	16